Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Gross Sales	18,365,871	19,456,505	20,048,942
Less: Discounts, rebates and slotting fees	(1,125,529)	(1,052,453)	(1,139,911)
Net Sales	17,240,342	18,404,052	18,909,031
Expenses (income)
Cost of sales	10,832,783	11,287,079	11,690,856
Selling, general and administrative	4,740,375	4,656,298	5,862,189
Depreciation of property, plant and equipment	681,045	676,464	701,389
Interest on long-term debt	17,891	114,902	166,450
Interest on current debt	274	725	958
Gain on contract settlement	0	0	(158,960)
Foreign exchange loss (gain)	593	4,666	(6,620)
Interest income	(2,908)	(8,216)	(15,997)
Change in derivative liability	(18,252)	17,160	65,677
Loss on disposal of assets	90,585	11,013	4,238
Operating Expenses	16,342,386	16,760,091	18,310,180
Income before income tax	897,956	1,643,961	598,851
Income tax provision	306,652	93,103	680,879
Net and Comprehensive income (loss)	591,304	1,550,858	(82,028)
Earnings per share
Basic	0.20	0.46	(0.02)
Diluted	0.17	0.44	(0.02)
Weighted average common shares outstanding
Basic	3,012,647	3,368,751	3,853,866
Diluted	3,314,762	3,541,859	3,853,866